Organization (Details) - Schedule of consolidated VIEs and discontinued operation disclosures - VIE [Member] - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 29, 2020	Dec. 31, 2022	Dec. 31, 2021
Organization (Details) - Schedule of consolidated VIEs and discontinued operation disclosures [Line Items]
Net revenues	$ 29,023	$ 4,034
Cost of revenues	(21,637)	(8,160)
Total gross profit	7,386	(4,126)
Operating expenses:
Sales and marketing expenses	(4,598)	(142)	(51)
General and administrative expenses	(540)	(4,044)	(1,066)
Research and development expenses	(938)
Total operating expenses	(6,076)	(4,186)	(1,117)
Operating loss	1,310	(8,312)	(1,117)
Interest expense, net	4	(343)	(275)
Other expense	(12)	(1,261)
Loss from discontinued operation, before income taxes	1,302	(9,916)	(1,392)
Income tax benefit (expense)
Loss from discontinued operations	1,302	$ (9,916)	$ (1,392)
Less: net income (loss) attributable to noncontrolling interest
Net (loss) income attributable to Borqs Technologies, Inc.	$ 1,302